Related Party Transactions (Details) - USD ($)							1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended		12 Months Ended			14 Months Ended
	Jul. 31, 2020	Jul. 28, 2020	Jul. 23, 2020	Jun. 26, 2020	May 29, 2020	Mar. 02, 2020	Nov. 30, 2015	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2021	Mar. 01, 2021	Apr. 30, 2020	Aug. 31, 2019
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)			10,350,000
Proceeds from issue of warrants													$ 10,280,000
Repayment of notes payable													159,720
Administrative expenses - related party								$ 30,000	$ 0	$ 0	$ 60,000		50,000
Marketwise, LLC
Related Party Transaction [Line Items]
Repayment of notes payable											0	$ 5,390,000			$ 5,390,000	$ 1,932,000	$ 4,108,000
Related party revenue								246,000	890,000		619,000	1,438,000			3,386,000	6,825,000	5,583,000
Operating cash flows from operating leases											875,000	1,694,000			2,767,000	3,106,000	2,880,000
Operating lease cost															3,267,000	3,723,000	3,312,000
Operating lease right-of-use assets								11,826,000			11,826,000		12,337,000		12,337,000	14,502,000
Total lease liabilities													8,903,000		8,903,000
Related party payables, net								1,231,000			1,231,000		2,515,000		2,515,000	7,110,000
Related party receivables								$ 775,000			$ 775,000		874,000		874,000	800,000
Fees And Accounting And Marketing Services Revenue | Marketwise, LLC
Related Party Transaction [Line Items]
Related party receivables													$ 689,000		$ 689,000
Private Placement Warrants
Related Party Transaction [Line Items]
Stock related warrants issued during the period shares (in shares)											10,280,000		10,280,000
Class of warrant or right, price per warrant											$ 1.00		$ 1.00
Proceeds from issue of warrants											$ 10,300,000		$ 10,300,000
Private Placement Warrants | Share Trigger Price Two
Related Party Transaction [Line Items]
Warrants redemption price per share (USD per share)								$ 0.01			$ 0.01		$ 0.01		$ 0.01
Minimum notice period for warrants redemption													30 days					30 days
Sponsor
Related Party Transaction [Line Items]
Stock issued during the period value for services						$ 25,000
Stock issued during the period shares issued for shares	180,000
Stock held by the sponsor	8,445,000
Share transfer restriction, threshold consecutive trading days											20 days		20 days
Share transfer restriction, threshold trading days											30 days		30 days
Number of days for a particular event to get over for determning trading period											150 days		150 days
Debt face value						$ 300,000
Repayment of notes payable		$ 160,000
Conversion of debt into warrants value											$ 1,500,000		$ 1,500,000
Converion price per unit of debt into warrant								$ 1.00			$ 1.00
Due to related parties								$ 0			$ 0								$ 9,750
Sponsor | Minimum
Related Party Transaction [Line Items]
Share price (USD per share)								$ 12.00			$ 12.00
Related Party Owner And Affiliates | Marketwise, LLC
Related Party Transaction [Line Items]
Related party revenue															$ 3,386,000	6,825,000	5,583,000
Related Party Owner And Affiliates | Call Center Support And Other Services Expense | Marketwise, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party								$ 378,000	261,000		$ 613,000	843,000			1,005,000	1,647,000	1,879,000
Related Party Owner And Affiliates | Customer Acquisition Costs | Marketwise, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party															3,080,000	1,601,000	221,000
Related Party Owner And Affiliates | Revenue Share Expenses | Marketwise, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party								1,586,000	1,051,000		7,584,000	1,629,000			5,891,000	3,063,000	3,901,000
Related Party Owner And Affiliates | Revenue Share Expenses, Capitalized | Marketwise, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party															5,891,000	3,063,000	2,026,000
Related Party Vendor Owned By Class A Unitholder | Marketwise, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party									25,000		17,000	45,000
Related Party Vendor Owned By Class A Unitholder | Revenue Share Expenses | Marketwise, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party								10,000
Related Party Owner | Marketwise, LLC
Related Party Transaction [Line Items]
Operating cash flows from operating leases								383,000	376,000		767,000	752,000			1,505,000	1,477,000	1,087,000
Operating lease right-of-use assets								11,149,000			11,149,000		11,957,000		11,957,000	13,530,000
Total lease liabilities								8,027,000			8,027,000		8,490,000		8,490,000	9,339,000
Operating lease, expense								556,000	556,000		1,112,000	1,112,000			2,224,000	2,224,000	1,789,000
Related Party Owner | Corporate Functions | Marketwise, LLC
Related Party Transaction [Line Items]
Related party payables, net								1,419,000			1,419,000		3,288,000		3,288,000	8,723,000
Related Party Vendor | Lead Generation Marketing Expense | Marketwise, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party									2,917,000			8,044,000		$ 15,326,000
Related Party Vendor | Marketing Expense | Marketwise, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party								39,000	18,000		75,000	38,000
Class B Unitholders | Fees And Accounting And Marketing Services Revenue | Marketwise, LLC
Related Party Transaction [Line Items]
Related party revenue								79,000	90,000		142,000	194,000			348,000	338,000	469,000
Related party receivables								844,000			$ 844,000		689,000		689,000	672,000
Class B Unitholders | Class B Unitholder Note, Issued November 2015 | Marketwise, LLC
Related Party Transaction [Line Items]
Notes receivable																2,422,000
Interest rate							3.00%
Interest income									19,000			37,000			37,000	71,000	$ 69,000
Class B Unitholders | Class B Unitholder Note, Issued August 2019 | Marketwise, LLC
Related Party Transaction [Line Items]
Notes receivable																3,024,000						$ 3,000,000
Interest income									9,000			25,000			25,000	$ 24,000
Class A Unitholders | Class A Unitholder Note | Marketwise, LLC
Related Party Transaction [Line Items]
Notes receivable													1,148,000		$ 1,148,000
Repayment period following IPO															30 days
Interest rate															0.50%
Interest income															$ 4,000
Class A Unitholders | Class A Unitholder Note, Issued April 2020 | Marketwise, LLC
Related Party Transaction [Line Items]
Notes receivable																					$ 1,148,000
Repayment period following IPO											30 days
Interest rate											1.02%
Interest income								3,000	1,000		$ 5,000	1,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Related party transaction amounts of transaction											10,000		10,000
Company Owned By Class B Unitholder | Marketwise, LLC
Related Party Transaction [Line Items]
Operating cash flows from operating leases								$ 14,000	$ 14,000		28,000	$ 28,000
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Administrative expenses - related party											$ 30,000		$ 50,000
Common Class B
Related Party Transaction [Line Items]
Common stock, par value (USD per share)								$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001					$ 0.0001
Common stock, outstanding (in shares)								10,350,000			10,350,000		10,350,000		10,350,000
Common Class B | Sponsor
Related Party Transaction [Line Items]
Common stock, par value (USD per share)						$ 0.0001
Stock issued during the period shares issued for shares			1,725,000	1,437,500	1,437,500	8,625,000
Common stock shares subject to forfeiture					1,437,500
Common stock, outstanding (in shares)			10,170,000	8,625,000	8,625,000
Common Class A
Related Party Transaction [Line Items]
Common stock, par value (USD per share)								$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001					$ 0.0001
Common stock, outstanding (in shares)								7,214,088			7,214,088		7,203,401		7,203,401
Number of shares called by each warrant		1																		1
Common Class A | Private Placement Warrants | Share Trigger Price Two
Related Party Transaction [Line Items]
Warrants redemption price per share (USD per share)								$ 18.00			$ 18.00		$ 18.00		$ 18.00
Common Class A | Minimum
Related Party Transaction [Line Items]
Warrants redemption price per share (USD per share)								11.50			11.50
Common Class A | Minimum | Share Price That Will Trigger Warrant Redemption
Related Party Transaction [Line Items]
Share price (USD per share)								$ 10.00			$ 10.00